Supplement dated October 17, 2017
to the following Statement of Additional Information (SAI), as supplemented:
SAI	SAI Dated
Columbia Funds Variable Series Trust II	6/30/2017
Effective October 1, 2017 (the Effective Date), the information in the "Management Agreement Fee Schedule" table under the subsection "The Investment Manager and Subadvisers – Management Agreement Fee Rates" in the "Investment Management and Other Services" section of the SAI for VP – American Century Diversified Bond Fund has been superseded and replaced with the following:
Fund	Assets (millions)	Annual rate at each asset level
VP – American Century Diversified Bond Fund	$0-$500	0.500%
	>$500-$1,000	0.495%
	>$1,000-$2,000	0.480%
	>$2,000-$3,000	0.460%
	>$3,000-$6,000	0.445%
	>$6,000-$7,500	0.430%
	>$7,500-$9,000	0.415%
	>$9,000-$12,000	0.410%
	>$12,000-$20,000	0.390%
	>$20,000-$24,000	0.380%
	>$24,000-$50,000	0.360%
	>$50,000	0.340%
The rest of the section remains the same.
On the Effective Date, the information in the "Subadvisers and Subadvisory Agreement Fee Schedules" table under the subsection "The Investment Manager and Subadvisers – Subadvisory Agreements" in the "Investment Management and Other Services" section of the SAI for VP - American Century Diversified Bond Fund, VP - MFS Value Fund, and VP - Partners Small Cap Value Fund has been superseded and replaced with the following:
Fund	Subadviser	Parent Company/Other Information	Fee Schedule
VP – American Century Diversified Bond Fund	American Century (effective May 10, 2010)	A	0.160% on the first $500 million, declining to 0.080% as assets increase
VP – MFS Value Fund	MFS (effective May 10, 2010)	I	0.350% on the first $100 million, declining to 0.175% as assets increase
VP – Partners Small Cap Value Fund	Denver Investments (effective July 16, 2007)	W	0.550% on the first $50 million, declining to 0.450% as assets increase
The rest of the section remains the same.
S-6466-293 A (10/17)

Effective immediately, the information under the heading "Oppenheimer" under the subsection "Potential Conflicts of Interest" in the "Investment Management and Other Services" section of the SAI for VP – Oppenheimer International Growth Fund is hereby superseded and replaced with the following:
Oppenheimer: The investment activities of Oppenheimer and its affiliates with respect to other funds and accounts they manage may present potential conflicts of interest that could, under certain circumstances, disadvantage or adversely affect the Fund and its shareholders. Oppenheimer or their affiliates advise other funds and accounts that have investment objectives and strategies that differ from, and may be contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by Oppenheimer or its affiliates may also have conflicting interests arising from investment objectives and strategies that are similar to those of the Fund. For example, those funds and accounts may engage in, and compete for, the same types of investment opportunities as the Fund or invest in securities of the same issuers that have different features and interests as compared to securities held by the Fund. These features (such as seniority, guarantees and differential voting rights) may, under certain circumstances, come into conflict with or disadvantage securities held by the Fund. Because Oppenheimer and its affiliates may carry out the investment activities of those other funds or accounts without regard to the investment objectives or performance of the Fund, it is possible that the value of investments held by the Fund or the Fund's investment strategies may be adversely affected.
The Fund's investment performance will usually differ from the performance of other funds or accounts that are also advised by Oppenheimer or its affiliates even in cases where the investment objectives and strategies of the relevant funds or accounts are similar. When managing multiple funds or accounts, Oppenheimer and its affiliates may make decisions with respect to investment positions held by certain funds or accounts that may cause the Fund to experience losses during periods in which other funds or accounts achieve gains. This may include causing another fund or account to take actions with respect to an issuer's liquidation, restructuring, default or corporate actions that may conflict with the interests of the Fund. Similar conflicts may also arise when the Fund and other funds or accounts invest in different parts of an issuer's capital structure, such as when the Fund holds equity or debt obligations of an issuer, and another fund or account holds more senior (or junior) debt obligations of the same issuer, or when the Fund and other funds or accounts hold securities of different issuers that have competing claims to the same assets or sources of payment. In such circumstances, decisions regarding whether to trigger an event of default, the terms of any potential workout or restructuring of a distressed issuer, liquidating or selling an investment, corporate actions, litigation or other investment decisions may, and often do, result in conflicts of interest. The Fund may receive lower returns on its investment in an issuer as a result of actions taken with respect to the same or related issuers by other investors, including other funds or accounts managed by Oppenheimer or its affiliates.
Oppenheimer or its affiliates may manage funds or accounts with different fee rates and/or fee structures, including funds or accounts that pay advisory fees based on account performance ("performance fee accounts"). Such differences in fee arrangements may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. For example, Oppenheimer or its affiliates could potentially allocate the most attractive investments to higher-fee accounts or performance fee accounts, or the trading of higher-fee accounts could potentially be favored as to timing and/or execution price.
Oppenheimer has adopted policies and procedures designed to mitigate where possible potential conflicts of interest identified by Oppenheimer. However, such policies and procedures may also limit the Fund's investment activities and affect its performance. For example, the investment activities of such funds or accounts may result in Oppenheimer’s or its affiliates' receipt of material non-public information concerning certain securities, which could lead to restrictions in the trading of such securities or other investment activities of the Fund or other funds or accounts managed by Oppenheimer or its affiliates. In certain cases, Oppenheimer or its affiliates may avoid certain investment opportunities or actions that would potentially give rise to conflicts with other funds or accounts, which could also have the effect of limiting the Fund's investment opportunities and performance. In other cases, Oppenheimer or its affiliates may choose not to or fail to avoid investment opportunities or action that would potentially give rise to conflicts with other funds or accounts, which could under certain circumstances disadvantage the Fund while advantaging other funds or accounts or vice versa.
Oppenheimer and its affiliates may also face other potential conflicts of interest in managing the Fund, and the information above is not a complete description of every conflict that could be deemed to exist when simultaneously managing the Fund and other funds and accounts.
The rest of the section remains the same.
S-6466-293 A (10/17)

Effective immediately, the tables under the caption "Ongoing Portfolio Holdings Disclosure Arrangements" in the "Other Practices - Disclosure of Portfolio Holdings Information" section are hereby superseded and replaced with the following:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
Barclays Capital, Inc.	Used for analytics including risk and attribution assessment.	Daily
BlackRock	Used for fixed income trading and decision support.	Daily
Bloomberg, L.P.	Used for portfolio analytics, statistical analysis and independent research.	Daily, Monthly and Quarterly
Bolger, Inc.	Used for commercial printing.	As Needed
Boston Investors Communications Group, LLC (BICG)	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Monthly
Capital Markets Services (CMS) Group	Used for intraday post-trade information when equity exposures (either via futures or options trades) are modified beyond certain limits for VP – Managed Volatility Funds.	As Needed
Catapult	Used for commercial printing.	As Needed
Citigroup, Inc.	Used for mortgage decision support.	Daily
Donnelley Financial Solutions	Used to provide Edgar filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports. Used for commercial printing.	As Needed
Elevation Exhibits & Events	Used for trade show exhibits.	As Needed
Equifax, Inc.	Used to ensure that Columbia Management does not violate the Office of Foreign Assets Control (OFAC) sanction requirements.	Daily
Ernst & Young, LLP	Used to analyze PFIC investments.	Monthly
Eva Dimensions	Used as a research service for small cap stock.	As Needed
Eze Software Group	Used to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily
FactSet Research Systems, Inc.	Used for provision of quantitative analytics, charting and fundamental data and for portfolio analytics. Used to cover product and marketing developments related to index funds, ETFs, index derivatives, and other sophisticated investment strategies.	Daily or Monthly
Fidelity National Information Services, Inc.	Used as portfolio accounting system.	Daily
Harte-Hanks	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Imagine Print Solutions	Used for commercial printing.	Daily, Monthly and Quarterly
Institutional Shareholder Services Inc. (ISS)	Used for proxy voting administration and research on proxy matters.	Daily
Intex Solutions Inc.	Used to provide mortgage analytics.	Periodic
S-6466-293 A (10/17)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Investment Technology Group, Inc.	Used to evaluate and assess trading activity, execution and practices.	Quarterly
Investor Tools	Used for municipal bond analytics, research and decision support.	As Needed
JDP Marketing Services	Used to write or edit Columbia Fund shareholder reports, quarterly fund commentaries, and communications, including shareholder letters and management’s discussion of Columbia Fund performance.	Monthly, as needed
John Roberts, Inc.	Used for commercial printing.	Daily, Monthly and Quarterly
Kendall Press	Used for commercial printing.	As Needed
Kynex	Used to provide portfolio attribution reports for the Columbia Convertible Securities Fund. Used also for portfolio analytics.	Daily
Malaspina Communications	Used to facilitate writing management’s discussion of Columbia Fund performance for Columbia Fund shareholder reports and periodic marketing communications.	Monthly
Markit	Used for an asset database for analytics and investor reporting. Used to reconcile client commission trades with broker-dealers.	As Needed and Monthly
Merrill Corporation	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
MoneyMate, Inc.	Used to report returns and analytics to client facing materials.	Monthly
Morningstar, Inc.	Used for independent research and ranking of funds. Used also for statistical analysis.	Monthly, Quarterly or As Needed
MSCI, Inc.	Used as a hosted portfolio management platform designed for research, reporting, strategy development, portfolio construction and performance and risk attribution, and used for risk analysis and reporting.	Daily
Print Craft	Used to assemble kits and mailing that include the fact sheets.	As Needed
RegEd, Inc.	Used to review external and certain internal communications prior to dissemination.	Daily
SEI Investments Company	Used for trading wrap accounts and to reconcile wrap accounts.	Daily
SS&C Technologies, Inc.	Used to translate account positions for reconciliations.	Daily
Sustainalytics US Inc.	Used to affirm and validate social scoring methodology of Columbia U.S. Social Bond Fund’s investment strategy.	Quarterly
S.W.I.F.T. Scrl.	Used to send trade messages via SWIFT to custodians.	Daily
Thomson Reuters	Used for statistical analysis.	Monthly
S-6466-293 A (10/17)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Threadneedle Investments	Used by portfolio managers and research analysts in supporting certain management strategies, and by shared support partners (legal, operations, compliance, risk, etc.) to provide Fund maintenance and development.	As Needed
Universal Wilde	Used to provide printing and mailing services for prospectuses, annual and semi-annual reports, and supplements.	As Needed
Visions, Inc.	Used for commercial printing.	Daily, Monthly and Quarterly
Wilshire Associates, Inc.	Used to provide daily performance attribution reporting based on daily holdings to the investment and investment analytics teams.	Daily
Wolters Kluwer	Used to perform tax calculations specific to wash sales and used to analyze tax straddles (diminution of risk).	Monthly

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Abel Noser Corp.	Used by certain subadvisers for trade execution cost analysis and monitoring.	Daily or Quarterly
Advent Software, Inc.	Used by certain subadvisers for portfolio accounting systems and for reconciliation and accounting of client accounts.	Daily
Ashland Partners & Co., LLP	Used by certain subadvisers for GIPS verification and for organizational controls audit.	Quarterly or Annually
Barclays Capital, Inc.	Used by certain subadvisers for analytical services.	Daily
Bloomberg, L.P.	Used by certain subadvisers for trade order management, portfolio and risk analytics, research reports, analytical information and reports, market data, trade management and compliance, attribution analysis, and/or financial modeling. Used by certain subadvisers to support trading system and activity and for evaluation and assessment of execution and practices.	Daily
BNY Mellon, N.A.	Used by certain subadvisers for middle-office operational services and fund accounting services.	Daily
Brown Brothers Harriman & Co.	Used by certain subadvisers for trade matching and SWIFT messaging and for accounting systems.	Daily
Brown Smith Wallace LLC	Used by certain subadvisers for auditing services.	Annually
Capital IQ, Inc.	Used by certain subadvisers for market data.	Daily
Charles River Development	Used by certain subadvisers for order management and compliance.	Daily or As Needed
Citigroup, Inc.	Used by certain subadvisers for middle-office operational services.	Daily
Clearwater Analytics, LLC	Used by certain subadvisers for client reporting.	Daily
S-6466-293 A (10/17)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Cogent Consulting LLC	Used by certain subadvisers for commission rate evaluation and reporting.	Daily
Depository Trust & Clearing Corp.	Used by certain subadvisers for archiving broker commissions.	Daily
Eagle Investment Systems, LLC	Used by certain subadvisers for accounting systems and for performance measurement.	Daily
Electra Information Systems, Inc.	Used by certain subadvisers for portfolio holdings reconciliation, to provide custodian values for reconciliation and to provide monthly audited client statements for market value reconciliations.	Daily
Ernst & Young, LLP	Used by certain subadvisers to provide general audit services.	Semi-annually
eVestment OMNI	Used by certain subadvisers for marketing and reporting.	Quarterly
Eze Castle Software, Inc.	Used by certain subadvisers for trade order management.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for analytical and statistical information and research, for market data, for portfolio analytics and risk analysis, for portfolio performance attribution and risk analytics, for monitoring securities and shares owned in the portfolio, running intra-day performance and running portfolio reports, for quantitative analysis for marketing, performance and distribution and for client reporting.	Daily
Fidelity ActionsXchange, Inc.	Used by certain subadvisers for managing corporate actions.	Daily
Fidelity Corporate Action Solutions	Used by certain subadvisers for collecting and instructing on corporate actions utilizing SWIFT.	Daily
Fidelity National Information Services, Inc.	Used by certain subadvisers for corporate actions.	Daily
Financial Recovery Technology Services	Used by certain subadvisers for class action monitoring.	Quarterly
Financial Tracking Technologies, LLC	Used by certain subadvisers for compliance monitoring.	Daily
FX Connect, LLC	Used by certain subadvisers for FX derivatives reconciliation.	Daily
Glass Lewis & Company, LLC	Used by certain subadvisers for proxy voting services.	Daily
Global Relay Communications, Inc.	Used by certain subadvisers for capturing electronic messages per regulatory requirement.	Daily
Global Trading Analytics, LLC	Used by certain subadvisers for transaction cost analysis of currency trading.	Daily
Goldman Sachs Group, Inc.	Used by certain subadvisers for clearing treasury futures.	Daily
S-6466-293 A (10/17)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
IHS Markit, Ltd	Used by certain subadvisers to confirm and settle bank loan trades and for matching credit default swaps and interest rate swaps.	Daily
Institutional Shareholder Services Inc. (ISS)	Used by certain subadvisers for proxy voting services.	Daily
Interactive Data Pricing & Reference Data, Inc.	Used by certain subadvisers for pricing and valuation.	Daily
InvestCloud	Used by certain subadvisers for reporting.	Daily
Investment Technology Group, Inc.	Used by certain subadvisers for transaction cost analysis reporting.	Daily
LightSpeed Data Solutions, Inc.	Used by certain subadvisers for post-trade settlement and trade communications.	Daily
Lipper, Inc.	Used by certain subadvisers for asset allocation purposes.	Daily
Liquidnet Holdings, Inc.	Used by certain subadvisers for commission tracking and reporting.	Daily
MSCI, Inc.	Used by certain subadvisers for portfolio evaluation, for portfolio analytics and analysis, for risk analysis and reporting and for analytical information and research.	Daily
Omgeo, LLC	Used by certain subadvisers for trade settlement, trade order management or trade settlements and trade affirmations. Used by certain subadvisers to publish account instructions to brokers, to send allocations to brokers and for confirmation/affirmation matching. Used by certain sub-advisers for electronically providing allocations to counterparties and electronic trade matching, affirmation of confirms.	Daily
Quantitative Services Group	Used by certain subadvisers for trade execution analysis.	Daily
RiskMetrics Solutions, Inc.	Used by certain subadvisers for analytical information and research.	Daily
Schwab Compliance Technologies, Inc.	Used by certain subadvisers for compliance automation software and for monitoring periods of personal trading.	Daily
SEI Investments Company	Used by certain subadvisers for position, account information, back-office and accounting systems.	Daily
SS&C Technologies, Inc.	Used by certain subadvisers for portfolio accounting and for SWIFT messaging and reconciliation.	Daily
State Street Bank and Trust Company	Used by certain subadvisers for investment operations and for FX trade matching and SWIFT messaging.	Daily
State Street Global Services	Used by certain subadvisers for collateral management and SWIFT messaging enrichment for daily trade communication.	Daily
Style Research, Inc.	Used by certain subadvisers for analytical information and research.	Monthly
S-6466-293 A (10/17)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
SWIFT, Scrl.	Used by certain subadvisers for trade information.	Daily
Trade Informatics, LLC	Used by certain subadvisers for trade cost analysis.	Daily
Tradeweb Markets, LLC	Used by certain subadvisers to confirm TBA, Treasuries and Discount Notes.	Daily
TriOptima, AB	Used by certain subadvisers for derivatives reconciliation and for daily reconciliations on collateral management.	Daily
Wilshire Associates, Inc.	Used by certain subadvisers for composite information management and to support composite information management.	Daily or Monthly
Yield Book, Inc.	Used by certain subadvisers for analytics.	Daily
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-293 A (10/17)